MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICY INFORMATION.
Basis of consolidation
(a)	Basis of consolidation

The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. A subsidiary is an entity controlled by the Company. The Company controls an entity when it has power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to use its power over the entity to affect the amount of returns. Control is generally obtained through ownership of voting rights, contractual arrangements, or other rights that provide decision-making authority over the relevant activities of the entity. The financial statements of a subsidiary are included in the Company’s consolidated financial statements from the date the Company obtains control of the entity until the date the Company loses control of the entity. Intercompany balances, transactions, income and expenses, and unrealized gains and losses arising from intercompany transactions are eliminated in full on consolidation.

The Company commenced consolidating the financial results of Maritime Resources Corp. (“Maritime”) on November 13, 2025, which is the date the Company obtained control of Maritime through the acquisition of all of its issued and outstanding common shares pursuant to a court-approved plan of arrangement (Note 5).

Business combinations
(b)	Business combinations

A business combination is a transaction whereby the Company obtains control of a business. A business is an integrated set of activities and assets that consists of inputs and processes, including a substantive process, that when applied to those inputs have the ability to create or significantly contribute to the creation of outputs that generate investment income or other income from ordinary activities.

In assessing whether a transaction constitutes the acquisition of a business, the Company may elect to apply the optional concentration test on a transaction-by-transaction basis. Where the concentration test is applied and the threshold is met, the acquired set of activities and assets is not treated as a business, no further assessment is required, and no goodwill arises; rather, the Company identifies and recognizes the individual identifiable assets acquired and liabilities assumed, with the cost of the group allocated on the basis of their relative fair values at the date of purchase. Where the concentration test is not met, or where the Company elects not to apply it, the Company performs a qualitative assessment of whether the acquired set includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. An acquired process is considered substantive when (i) the process is critical to the ability to develop or convert the acquired inputs into outputs; and (ii) the inputs acquired include both an organized workforce with the necessary skills, knowledge or experience to perform the process and other inputs that the organized workforce could develop into outputs.

The Company accounts for business combinations using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized at their fair values on the acquisition date. The acquisition date is the date on which the Company obtains control over the acquiree. The consideration transferred is measured at fair value and allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the fair value of consideration transferred over the fair value of the net identifiable assets acquired, if any, is recognized as goodwill. If the fair value of the net identifiable assets acquired exceeds the consideration transferred, the resulting gain is recognized in profit or loss. Acquisition-related costs are expensed as incurred.

In business combinations achieved in stages, previously held interests are remeasured at their acquisition-date fair value with any resulting gain or loss recognized in profit or loss.

Under IFRS 3, Business Combinations (“IFRS 3”), the Company is permitted a measurement period of up to one year from the acquisition date during which it may retrospectively adjust the provisional amounts recognized for a business combination as new information is obtained about facts and circumstances that existed at the acquisition date. During this period, the Company shall recognize adjustments to the provisional fair values of identifiable assets acquired, liabilities assumed, and any resulting change to goodwill, as if the revised fair values had been recognized from the acquisition date. Accordingly, comparative information for prior periods presented in the consolidated financial statements shall be revised as needed to reflect the impact of such adjustments.

Further information on the acquisition of Maritime and the related business combination accounting is provided in Note 5.

Where an acquisition does not meet the definition of a business under IFRS 3, the transaction is accounted for as an asset acquisition. In an asset acquisition, the Company identifies and recognizes the individual identifiable assets acquired, including those meeting the definition and recognition criteria for intangible assets under IAS 38, Intangible Assets (“IAS 38”), and liabilities assumed. The cost of the acquisition, including transaction costs directly attributable to the acquisition, is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of acquisition. Unlike a business combination, an asset acquisition does not give rise to goodwill; any excess of the cost of the acquisition over the net fair value of identifiable assets acquired and liabilities assumed is allocated on a pro rata basis to the identifiable assets. Furthermore, deferred tax assets or liabilities are not recognized on initial recognition of assets and liabilities in an asset acquisition where such recognition would give rise to the initial recognition exemption under IAS 12, Income Taxes (“IAS 12”).

Inventories
(c)	Inventories

Stockpiled mineralized material, work-in-process and finished goods inventories are measured at the lower of weighted average cost and net realizable value (“NRV”). Costs include direct labour and materials, mine-site overhead expenses, and depreciation and depletion of related property, plant and equipment. NRV is calculated as the estimated selling price based on prevailing metal prices, less estimated costs to complete processing and costs necessary to make the sale.

Stockpiled mineralized material represents material extracted from the mine and available for further processing. Costs are based on mining costs incurred up to the point of stockpiling and are relieved on a weighted average basis as material is processed.

Work-in-process represents material undergoing conversion into finished goods and includes the weighted average cost of mineralized material plus processing costs incurred up to the point prior to off-site refining.

Finished goods represent the final saleable product and include all accumulated mining and processing costs incurred prior to the off-site refining process.

Supplies inventories include the costs of consumables, including freight, to be used in operations and is measured at the lower of average cost and NRV, with replacement cost being the typical measure of NRV.

Write-downs of inventories to NRV are recognized in operating expenses in the period incurred. A previously recognized write-down is reversed in a subsequent period if there is an increase in the NRV of the related inventories, with the reversal limited to the amount of the original write-down.

Exploration, evaluation and development expenditures
(d)	Exploration, evaluation and development expenditures

Exploration and evaluation expenditures are incurred in connection with the Company’s activities to explore and evaluate mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable and Measured and Indicated Mineral Resources are established.

Costs incurred before the Company has obtained the legal right to explore are expensed as incurred. Once the legal right to explore has been obtained, the Company capitalizes the costs of acquiring exploration rights or licenses, including those purchased from third parties or staked directly by the Company, until such time as the rights or licenses expire, are abandoned, sold or considered impaired. Indirect administrative costs and costs of surveying, exploration drilling, sampling, materials, fuel, equipment rentals and payments to contractors are expensed as incurred during the exploration and evaluation stage. Expenditure relating to establishing technical feasibility and related studies are also expensed as incurred.

When technical feasibility and commercial viability of extracting a mineral resource are demonstrable and economically recoverable reserves or resources have been established, the property is deemed to be in the development stage and related costs are capitalized as development costs (Note 3(e)).

Exploration and evaluation properties are not amortized during the exploration and evaluation stage. Gains or losses on the sale of exploration and evaluation assets are recognized when the rights are transferred and the cost is derecognized, measured in accordance with the terms of the purchase or sale agreement and the percentage of interest sold.

Property, plant and equipment
(e)	Property, plant and equipment
(i)	Mining interests and construction-in-progress

Mining interests and construction-in-progress include:

●	Cost of acquiring producing and development stage mineral properties;
●	Costs reclassified from exploration and evaluation assets;
●	Capitalized development costs;
●	Construction costs;
●	Deferred stripping costs;
●	Estimates of reclamation and closure costs; and
●	Borrowing costs incurred that are attributable to qualifying mineral properties.

Development costs are expenditures incurred subsequent to the establishment of technical feasibility and commercial viability. Development and construction costs are capitalized to construction-in-progress until the mine reaches commercial production, at which point the capitalized development and construction costs are reclassified to mining interests or property, plant and equipment. Commercial production is the point at which a mine is capable of operating in the manner intended by the Company’s management.

During the production phase of an open-pit mine, stripping costs incurred, including depreciation of related plant and equipment, that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized as deferred stripping assets. Deferred stripping assets are recognized and included as part of the carrying amount of the related mineral property when the following three criteria are met:

●	It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the Company;
●	The Company can identify the component of the ore body for which access has been improved; and
●	The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized stripping costs are amortized using the units-of-production method over the resources that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are included in operating expense.

Mineral properties are carried at cost less accumulated depletion and accumulated impairment losses. Mineral properties are amortized using the units-of-production method over the estimated recoverable ounces of Measured and Indicated Resources included in the current life of mine plan of the identified component of the ore body.

(ii)	Property, plant and equipment

Property, plant and equipment are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, costs directly attributable to bringing the asset to the location and condition necessary for its intended use and, where applicable, borrowing costs.

The carrying amounts of property, plant and equipment are depreciated to the residual values, if any, using either (i) the straight-line method over the shorter of the estimated useful life of the asset or the life of the mine, or (ii) the units-of-production method over the tonnage of proven and probable reserves in the current life of mine plan. Depreciation of an asset commences when it has been fully commissioned and is available for use. Depreciation rates applicable to each category of mineral property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Property and buildings	10-25 years
Geological equipment and other facilities	2-20 years
Computer equipment	2-5 years
Office furniture and equipment	5 years
Vehicles	3-7 years
Mobile equipment	2-10 years
Mineral properties and on-site infrastructure	Unit-of-production
Processing plant	Unit-of-production

When components of an item of property, plant and equipment have different useful lives than those noted above, they are accounted for as separate items of property, plant and equipment. Each asset or component’s estimated useful life is determined considering its physical life limitations; however, this physical life cannot exceed the remaining life of the mine at which the asset is utilized. Estimates of remaining useful lives and residual values are reviewed annually and when events and circumstances indicate that such a review should be made. Any changes in estimates of useful lives are accounted for prospectively from the date of the change.

Goodwill
(f)	Goodwill

Goodwill is recognized in a business combination if the cost of the acquisition exceeds the fair values of the identifiable net assets acquired. Goodwill is then allocated to the cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the synergies of the combination. A CGU is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets.

The Company performs goodwill impairment tests on an annual basis in the fourth quarter of each year. In addition, the Company assesses for indicators of impairment at each reporting period-end and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. If the carrying value of the CGU or group of CGUs to which goodwill is assigned exceeds its recoverable amount, an impairment loss is recognized. Goodwill impairment losses are recorded in the consolidated statements of income and they are not subsequently reversed.

The recoverable amount of a CGU or group of CGUs is measured as the higher of value in use and fair value less costs of disposal.

Impairment and impairment reversal of long-lived assets
(g)	Impairment and impairment reversal of long-lived assets
(i)	Property, plant and equipment (“PP&E”)

At the end of each reporting period, the Company assesses whether there is any indication that its property, plant and equipment (“PP&E”) may be impaired. Where it is not possible to estimate the recoverable amount of an individual asset, the Company groups assets into cash-generating units (“CGUs”), being the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets, for the purpose of assessing the recoverable amount.

Where an indicator of impairment exists, the recoverable amount of the asset or CGU is determined as the higher of its fair value less costs of disposal and its value in use. Fair value less costs of disposal is determined based on available data from arm’s length transactions for similar assets or using appropriate valuation models. Value in use is determined by estimating the present value of the future cash flows expected to be derived from the continued use of the asset or CGU.

An impairment loss is recognized for any excess of the carrying amount of the asset or CGU over its recoverable amount. Where a CGU includes goodwill, the impairment loss is first allocated to goodwill, with the remaining loss allocated on a pro rata basis to the other long-lived assets of the CGU based on their carrying amounts. Impairment losses recognized in respect of goodwill are not subsequently reversed. Impairment losses are recorded in the consolidated statements of income in the period in which they occur.

At the end of each reporting period, the Company assesses whether there is any indication that a previously recognized impairment loss on PP&E may no longer exist or may have decreased. If such an indication exists, the recoverable amount of the asset or CGU is estimated in order to determine whether a reversal is required. An impairment reversal is recognized to the extent that the recoverable amount of the asset or CGU exceeds its carrying amount. The amount of the reversal is limited to the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized in prior periods. The impairment reversal is allocated on a pro rata basis to the long-lived assets of the CGU based on their carrying amounts. Impairment reversals are recorded in the consolidated statements of income in the period in which they occur.

(ii)	Exploration and evaluation (“E&E”) assets

Exploration and evaluation (“E&E”) assets are assessed for impairment in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources. At the end of each reporting period, the Company reviews facts and circumstances to determine whether indicators of impairment exist for its E&E assets. Indicators of impairment under IFRS 6 include, but are not limited to: the period for which the Company has the right to explore in a specific area has expired or will expire in the near future with no expectation of renewal; substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned; exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the Company has decided to discontinue such activities in the area; or sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the E&E asset is unlikely to be recovered in full from successful development or by sale.

Where an indicator of impairment is identified, the Company performs an impairment test in accordance with IAS 36, Impairment of Assets. For the purposes of assessing impairment, E&E assets are allocated to CGUs or groups of CGUs that are expected to benefit from the exploration activity. The recoverable amount of the CGU is determined as the higher of its fair value less costs of disposal and its value in use. An impairment loss is recognized for any excess of the carrying amount over the recoverable amount and is recorded in the consolidated statements of income in the period in which it occurs.

A previously recognized impairment loss on E&E assets is reversed in a subsequent period if there is an indication that the impairment loss may no longer exist or may have decreased, and the recoverable amount of the asset or CGU exceeds its carrying amount. The amount of the reversal is limited to the carrying amount that would have been determined had no impairment loss been recognized in prior periods. Impairment reversals are recorded in the consolidated statements of income in the period in which they occur.

Reclamation and closure cost provisions
(h)	Reclamation and closure cost provisions

The Company is subject to environmental laws and regulations in the jurisdictions in which it operates. A provision for reclamation and closure costs is recognized when the Company has a present legal or constructive obligation as a result of past environmental disturbance, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount can be reliably estimated. The provision is measured as the present value of the risk-adjusted expenditures expected to be required to settle the obligation, discounted at a pre-tax rate that reflects the current market assessment of the time value of money.

Where the obligation relates to exploration and evaluation assets, changes in the reclamation and closure cost provision are recognized as an expense in the consolidated statements of loss and comprehensive loss in the period incurred. Where the obligation relates to mineral properties in development or production, the initial provision and any subsequent changes in the estimated amount or timing of future cash flows are capitalized as part of the carrying amount of the related mineral property and amortized using the same method as applied to the related asset.

Following initial recognition, the carrying amount of the provision is increased each period for the passage of time, with the unwinding of the discount recognized as accretion cost in the statement of loss and comprehensive loss. The provision is also adjusted for changes in the discount rate and for revisions to the estimated amount or timing of future cash flows required to settle the obligation. Where such changes relate to mineral properties in the development or production stage, the corresponding adjustment is recognized against the carrying amount of the related mineral property. Where such changes relate to exploration and evaluation assets, the corresponding adjustment is recognized in the consolidated statements of loss and comprehensive loss.

Share-based payment transactions
(i)	Share-based payment transactions

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to equity settled share-based payments reserve.

Consideration received on the exercise of stock options is recorded as share capital and the related equity settled share-based payments reserve is transferred to share capital. Charges for options that are forfeited/cancelled before vesting are transferred from equity settled share-based payment reserve to deficit. Charges for options that are expired remain in equity settled share-based payment reserve.

Where the terms and conditions of options are modified before they vest, the incremental change in fair value of the options, measured immediately before and after the modification, is also charged to profit or loss over the remaining vesting period.

Revenue recognition
(j)	Revenue recognition

Revenue is principally generated from the sale of gold and silver bullion with each shipment considered as a separate performance obligation. The Company recognizes revenue from these sales when control of the gold or silver has transferred to the customer. This is generally at the point in time when the gold or silver is credited to the metal account of the customer after completion of the refining process. Once the gold or silver has been credited to the customer’s metal account, the customer has legal title to, physical possession of, and the risks and rewards of ownership of the gold or silver; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the gold or silver.

Revenue is measured at the transaction price agreed under the contract. Payment of the transaction price is due immediately when control of the gold or silver is transferred to the customer.

Financial instruments
(k)	Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows have expired or substantially all risks and rewards of ownership have been transferred. Gains and losses on derecognition are generally recognized in profit and loss. Financial liabilities are derecognized when the Company’s obligation has been discharged, cancelled or expired.

Financial assets are classified and measured either at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”) based on the business model in which they are held and the characteristics of their contractual cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest are measured at amortized cost at the end of the subsequent accounting periods. All other financial assets including equity investments and secured notes are measured at their fair values at the end of subsequent accounting periods, with any change taken through profit or loss or other comprehensive income. Financial liabilities include accounts payable and lease liabilities, which are measured at amortized cost. All financial instruments are initially recognized at fair value on the statement of financial position.

Subsequent measurement of financial instruments is based on their classification. Financial assets and liabilities classified at FVTPL are measured at fair value with changes in those fair values recognized in profit or loss or other comprehensive income for the period. Financial assets and liabilities classified at amortized cost are measured at amortized cost using the effective interest method.

The following table sets out the classifications of the Company’s financial assets and liabilities:

Financial assets / liabilities	Classification under IFRS 9
Cash and cash equivalents	Amortized cost
Receivables	Amortized cost
Investments	FVTPL
Deposits	Amortized cost
Secured notes	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Lease liabilities	Amortized cost
Loans payable	Amortized cost

IFRS requires an expected credit loss model for calculating the impairment of financial assets. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods, if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods, if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Investments
(l)	Investments

Purchases and sales of investments are recognized on the settlement date. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss. Upon disposal of an investment, previously recognized unrealized gains or losses are reversed so as to recognize the full realized gain or loss in the period of disposition. All transaction costs associated with the acquisition and disposition of investments are expensed to the statement of loss and comprehensive loss as incurred.

The fair value of investments is determined as follows:

(i)	Securities that are traded in an active market and for which no sales restrictions apply, are presented at fair value based on quoted closing trade prices at the date of statement of financial position. If there were no trades on the date of the statement of financial position, these securities are presented at the closing price on the last date the security traded. These investments are included in Level 1 of the fair value hierarchy.
(ii)	Securities that are traded in an active market, but which are escrowed or otherwise restricted as to their sale or transfer, are recorded at amounts discounted from market value to a maximum of 10%. In determining the discount for such investments, the Company considers the nature and length of the restriction. These investments are included in Level 2 of the fair value hierarchy.
(iii)	Securities that are not traded in an active market or are valued based on unobservable market inputs are included in the Level 3 of the fair value hierarchy.

Investment in an associate
(m)	Investment in an associate

An associate is an entity over which the investor has significant influence but not control and that is neither a subsidiary nor an interest in a joint venture. The Company’s share of the net assets and net earnings or loss is accounted for in the consolidated financial statements using the equity method of accounting.

Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net earnings and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associate’s reserves, any dilution gains /losses as a result of changes in equity interest, and for impairment losses after the initial recognition date. The Company’s share of an associate’s losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company’s share of earnings and losses of associates are recognized in net earnings/(loss) during the period. Dividends and repayment of capital received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment. Unrealized gains and losses between the Company and its associates are recognized only to the extent of unrelated investors’ interests in the joint ventures and associates. Intercompany balances and interest expense and income arising on loans and borrowings between the Company and associates are not eliminated.

Flow-through shares
(n)	Flow-through shares

The Company will from time to time issue flow-through common shares to finance a portion of its exploration program. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenditures being incurred, the Company derecognizes the liability and recognizes a deferred tax liability for the amount of tax reduction renounced to the shareholders. The premium is recognized as recovery of flow-through premium liability and the related deferred tax is recognized as a tax provision.

The Company is subject to the flow-through share rules under the Income Tax Act of Canada. Proceeds received from the issuance of flow-through shares are required to be used only for Canadian resource property exploration expenditures within a specified time. The Company may also be subject to Part XII.6 tax on flow through proceeds renounced but not spent under the Look-Back Rules. When applicable, this tax is accrued as an expense.

Income taxes
(o)	Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the statement of financial position liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at year end applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

New accounting standard issued not yet effective
(p)	New accounting standard issued not yet effective

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1, Presentation of Financial Statements (“IAS 1”). IFRS 18 retains many of the requirements of IAS 1 but introduces significant changes in the following key areas:

The statement of profit or loss will be required to present three new defined categories: operating, investing, and financing, with specified subtotals including operating profit and profit before financing and income taxes. The classification of income and expenses into these categories is based on the nature of the entity’s main business activities.

IFRS 18 also introduces requirements for entities to disclose management-defined performance measures (“MPMs”) in the notes to the financial statements. MPMs are subtotals of income and expenses that are used in public communications outside the financial statements, that complement the totals and subtotals specified by IFRS Standards, and that communicate management’s view of an aspect of the entity’s financial performance. Companies will be required to provide reconciliations of MPMs to the most directly comparable subtotal specified by IFRS 18, along with disclosure of the income tax effect and effect on non-controlling interests.

In addition, IFRS 18 introduces enhanced guidance on aggregation and disaggregation of financial information in the primary financial statements and the notes, including principles for grouping items that share similar characteristics and for providing useful labels for line items.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The Company is currently assessing the impact of the standard on the presentation and disclosure in its consolidated financial statements.